CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE INCOME - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE INCOME
Profit for the period	₺ 23,514,862	₺ 18,093,903	₺ 9,931,607
Items that will not be reclassified to profit or loss:
Remeasurements of defined termination benefit	(176,940)	(216,218)	(2,634,730)
Income tax relating to remeasurements of defined termination benefit	44,177	219,713	525,362
Remeasurements of defined termination benefit, net of tax	(132,763)	3,495	(2,109,368)
Items that may be reclassified to profit or loss:
Exchange differences on translation of foreign operations	(7,293,767)	4,129,565	(1,080,920)
Fair value reserve	100,930	215,993	(176,141)
Cash flow hedges	(514,553)	2,271,364	3,301,693
Cost of hedging reserve	1,511,265	(562,159)	(3,133,985)
Hedges of net investments in foreign operations	1,632,047	(3,382,331)	(752,112)
Income tax relating to these items	(688,664)	1,421,293	(96,396)
-Income tax relating to exchange differences		(708,985)	(1,280,907)
- Income tax relating to cash flow hedges	122,397	36,819	(129,706)
- Income tax relating to cost of hedging reserve	(377,816)	395,647	626,797
- Income tax relating to fair value reserve	(25,233)	(7,961)	51,959
- Income tax relating to hedges of net investments	(408,012)	1,705,773	635,461
Items that may be reclassified to profit or loss, net of tax	(5,252,742)	4,093,725	(1,937,861)
Other comprehensive income/(loss) for the year, net of income tax	(5,385,505)	4,097,220	(4,047,229)
Total comprehensive income for the year	18,129,357	22,191,123	5,884,378
Total comprehensive income for the year is attributable to:
Owners of the Company	18,137,920	22,222,525	5,886,659
Non-controlling interests	(8,563)	(31,402)	(2,281)
Total comprehensive income for the year	₺ 18,129,357	₺ 22,191,123	₺ 5,884,378